Fair value measurements - Information on Investments Where Net Asset Value Per Share is Calculated (Detail) (JPY ¥) In Billions, unless otherwise specified	6 Months Ended		12 Months Ended
	Sep. 30, 2014		Mar. 31, 2014
Fair value, balance sheet grouping, financial statement captions [Line Items]
Fair value	¥ 125	[1]	¥ 115	[1]
Unfunded commitments	14	[2]	18	[2]
Hedge funds [Member]
Fair value, balance sheet grouping, financial statement captions [Line Items]
Fair value	77	[1]	66	[1]
Unfunded commitments	0	[2]	0	[2]
Redemption frequency (if currently eligible)	Monthly	[3]	Monthly	[3]
Hedge funds [Member] | Minimum [Member]
Fair value, balance sheet grouping, financial statement captions [Line Items]
Redemption notice period	1 day	[4]	1 day	[4]
Hedge funds [Member] | Maximum [Member]
Fair value, balance sheet grouping, financial statement captions [Line Items]
Redemption notice period	90 days	[4]	95 days	[4]
Venture capital funds [Member]
Fair value, balance sheet grouping, financial statement captions [Line Items]
Fair value	4	[1]	4	[1]
Unfunded commitments	1	[2]	1	[2]
Redemption frequency (if currently eligible)
Redemption notice period
Private equity funds [Member]
Fair value, balance sheet grouping, financial statement captions [Line Items]
Fair value	43	[1]	42	[1]
Unfunded commitments	13	[2]	17	[2]
Redemption frequency (if currently eligible)			Quarterly	[3]
Redemption notice period			30 days	[4]
Real estate funds [Member]
Fair value, balance sheet grouping, financial statement captions [Line Items]
Fair value	1	[1]	3	[1]
Unfunded commitments
Redemption frequency (if currently eligible)
Redemption notice period

[1]	Fair value generally determined using NAV per share as a practical expedient.
[2]	The contractual amount of any unfunded commitments Nomura is required to make to the entities in which the investment is held.
[3]	The range in frequency with which Nomura can redeem investments.
[4]	The range in notice period required to be provided before redemption is possible.